SUPPLEMENTARY CASH FLOW INFORMATION - Net Change in Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net (increase) decrease in:
Trade and other receivables	$ 0.0	$ 6.0
Inventories	(38.7)	(12.1)
Other assets	(3.4)	2.8
Net increase (decrease) in:
Trade and other payables	34.1	(2.8)
Other liabilities	12.8	(27.2)
Movement in above related to foreign exchange	(17.0)	(9.0)
Net change in working capital	$ (12.2)	$ (42.3)